FINANCIAL RISK MANAGEMENT - Exposure to Financial Counterparties by Rating Type (Details) € in Thousands	Dec. 31, 2020 EUR (€) counterparty	Dec. 31, 2019 EUR (€) counterparty
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of financial counterparties | counterparty	13	14
Exposure	€ 422,000	€ 169,000
Credit exposure threshold amount	€ 250	€ 250
Rated Aa or better
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of financial counterparties | counterparty	3	2
Exposure	€ 120,000	€ 83,000
Rated A
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of financial counterparties | counterparty	8	9
Exposure	€ 282,000	€ 81,000
Rated Baa
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of financial counterparties | counterparty	2	3
Exposure	€ 20,000	€ 5,000